Schedule of Non-Vested Option (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Option Shares, Outstanding Beginning	1,197,199
Weighted Average Grant-Date Fair Value, Non-vested options, Beginning	$ 0.35
Granted	561,920	4,678,137	56,667
Weighted Average Grant-Date Fair Value, Non-vested options, Granted	$ 0.46
Option Shares, Vested
Weighted Average Grant-Date Fair Value, Non-vested options, Vested
Option Shares, Forfeited
Weighted Average Grant-Date Fair Value, Non-vested options, Forfeited
Option Shares, Outstanding Ending	1,759,119	1,197,199
Weighted Average Grant-Date Fair Value, Non-vested options, Ending	$ 0.36	$ 0.35